Customer Deposits - Schedule of Customer Deposits By Type (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of customer deposits [line items]
Non-interest bearing		€ 42,182	€ 37,598
Interest bearing		513,546	502,230
Customer deposits	[1]	555,729	539,828
Netherlands [member]
Disclosure of customer deposits [line items]
Non-interest bearing		16,841	15,910
Interest bearing		155,910	151,302
Customer deposits		172,751	167,212
International [member]
Disclosure of customer deposits [line items]
Non-interest bearing		25,342	21,688
Interest bearing		357,635	350,928
Customer deposits		€ 382,977	€ 372,616

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.